Shareholder Fees	Jul. 27, 2026 USD ($)
T. Rowe Price Short-Term Bond Fund, Inc.-Investor Class
Prospectus [Line Items]
Maximum Account Fee	$ 20	[1]
T. Rowe Price Short-Term Bond Fund, Inc.-I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Short-Term Bond Fund, Inc.-Advisor Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Short-Term Bond Fund, Inc.-Z Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Ultra Short-Term Bond Fund-Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[2]
T. Rowe Price Ultra Short-Term Bond Fund-I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Ultra Short-Term Bond Fund-Z Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Short Duration Income Fund-Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[3]
T. Rowe Price Short Duration Income Fund-I Class
Prospectus [Line Items]
Maximum Account Fee	$ 0

[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[2]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[3]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.